January 6, 2006

Supplement

SUPPLEMENT DATED JANUARY 6, 2006 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE EUROPEAN EQUITY PORTFOLIO
CLASS X and CLASS Y
Dated April 29, 2005

The third paragraph of the section of the Prospectus titled "Portfolio Management" is hereby replaced by the following:

The Portfolio is managed within the World Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio include Hywel George, a Managing Director of the Sub-Adviser, Roderick Bridge, Doriana Russo, Zhixin Shu, each an Executive Director of the Sub-Adviser, and Anne Marie Fleurbaaij and Katia Levy-Thevenon, each a Vice President of the Sub-Adviser.

Mr. George has been associated with the Sub-Adviser in an investment management capacity since December 2005 and joined the team managing the Portfolio in December 2005. Prior to December 2005, Mr. George was the Co-Chief Investment Officer of European Equities for Goldman Sachs Asset Management. Mr. Bridge has been associated with the Sub-Adviser in an investment management capacity since September 2005 and joined the team managing the  Portfolio in October 2005. Prior to September 2005, Mr. Bridge was an analyst for Commerzbank Securities and HSBC. Ms. Fleurbaaij has been associated with the Sub-Adviser in an investment management capacity since August 1999 and joined the team managing the Portfolio in October 2004. Ms. Levy-Thevenon has been associated with the Sub-Adviser in an investment management capacity since December 2004 and joined the team managing the Portfolio in October 2005. Prior to December 2004, Ms. Levy-Thevenon worked at Norges Bank Investment Management, AXA Investment Managers Ltd and SEB Investment Management. Ms. Russo has been associated with the Sub-Adviser in an investment management capacity since January 2005 and joined the team managing the Portfolio in October 2005. Prior to January 2005, Ms. Russo was a Director of European Equity research at Citibank. Ms. Shu has been associated with the Sub-Adviser in an investment management capacity since April 2005 and joined the team managing the Portfolio in October 2005. Prior to April 2005, Ms. Shu was a Director of Investment Management at Newton Investment Management.

The Portfolio's investment process draws on the recommendations of Morgan Stanley Investment Management's (MSIM's) global research analysts.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR EE 01/06

January 6, 2006

Supplement

SUPPLEMENT DATED JANUARY 6, 2006 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated April 29, 2005

With respect to the European Equity Portfolio, the following paragraph is hereby added within the section titled "V. Investment Advisory and Other Services—G. Fund Management—Other Accounts Managed by the Portfolio Managers":

With respect to the European Equity Portfolio as of December 8, 2005:

Hywel George did not manage any mutual funds, pooled investment vehicles or any other accounts.

With respect to the European Equity Portfolio, the following information is hereby added in the section titled "V. Investment Advisory and Other Services—G. Fund Management—Securities Ownership of Portfolio Managers":

With respect to the European Equity Portfolio, as of December 8, 2005:

Hywel George: None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.